ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2019
Allowances for accounts receivable, trade
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Beginning of the year	26,119	32,941	32,733
Allowances made (reversed) during the year, net	5,345	869	(1,386)
Accounts written-off against allowances	(174)	(297)	(309)
Foreign exchange effect	1,651	(780)	(1,493)
Closing balance	32,941	32,733	29,545

Allowances for advances to suppliers
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Beginning of the year	19,527	18,762	20,926
Allowances made (reversed) during the year, net	(833)	2,287	738
Accounts written-off against allowances	—	—	(1,452)
Foreign exchange effect	68	(123)	69
Closing balance	18,762	20,926	20,281

Allowances for other receivables
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Beginning of the year	9,251	10,349	9,704
Allowances made (reversed) during the year, net	549	(175)	1,919
Foreign exchange effect	549	(470)	(192)
Closing balance	10,349	9,704	11,431